AlphaMark Large Cap Growth Fund
ALPHAMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The AlphaMark Large Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AlphaMark Large Cap Growth Fund AlphaMark Large Cap Growth Fund Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (on shares redeemed within 60 days of purchase)	1.50%
Wire Transfer Fee	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AlphaMark Large Cap Growth Fund AlphaMark Large Cap Growth Fund Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.98%
Less: Management Fee Reductions	0.48%	[1]
Total Annual Fund Operating Expenses after Management Fee Reductions	1.50%
[1]	AlphaMark Advisors, LLC (the "Advisor") has contractually agreed, until December 31, 2017, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding 1.50% of the Fund's average daily net assets. Management Fee reductions and Other Expenses absorbed by the Advisor are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the foregoing expense limitation. This arrangement may be terminated by either party upon 60 days' prior written notice, provided, however, that (1) the Advisor may not terminate this arrangement without the approval of the Board of Trustees, and (2) this arrangement will terminate automatically if the Advisor ceases to serve as investment adviser of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Advisor’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AlphaMark Large Cap Growth Fund | AlphaMark Large Cap Growth Fund Shares | USD ($)	153	575	1,023	2,268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of domestic common stocks of large cap companies. The Advisor defines “large cap” companies as companies with a total market capitalization of $5 billion or more at the time of purchase. It is anticipated that, under normal circumstances, the Fund’s investments will have an average weighted market capitalization of greater than $10 billion.

The Advisor’s investment philosophy is grounded by an appreciation of risk. The Advisor believes that it is possible to identify growing companies by trends in past and forecasted revenues and earnings. However, it is important to select only those companies that have a sustainable business model through various economic conditions. A sustainable business model is one that is focused on organic growth supplemented by acquisitions and capital investment. A strong business model creates shareholder wealth, as measured by the return on equity that a company produces. A company that produces a reliable stream of cash from operating activities can succeed in economically challenging times.

The Advisor seeks to invest in companies with a proven history of consistent growth, sustainable earnings momentum and the ability to produce a reliable stream of cash flow during all economic cycles. The Advisor uses a “bottom-up” internal stock screening process designed to identify companies that produce reliable cash flow streams and are priced at a level that provides for growth opportunity. An assessment of secular trends in the markets and the economy will exert some influence on the economic sector weightings of the Fund’s portfolio.

This screening process narrows the large cap growth universe to approximately 100 stocks. These companies are then subjected to further fundamental analysis, including the following:

• Market return on equity;

• Sufficiency of cash flow to cover capital spending;

• Operating margin relative to price/sales;

• Financial statement review, focusing on true net equity value; and

• Enterprise value review and management review, including factors such as insider trading, stock option distribution and share buy backs.

It is anticipated that, under normal circumstances, there will be between 30 to 40 stocks in the Fund’s portfolio. Position sizes of the Fund’s holdings are continuously monitored.

The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Fund may invest up to 20% of its net assets in foreign securities when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective.

The Advisor will sell a security from the Fund’s portfolio under one or more of the following circumstances:

• A material change in the company’s structure or management;

• A material change in the industry or economic factors affecting that industry;

• A position has grown to an unacceptable weight;

• Earnings momentum has decreased from previous estimates; or

• The security’s price has become overvalued by 20% or more based on the Advisor’s proprietary cash flow models.

PRINCIPAL RISKS

Stock Market Risk

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Advisor. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other circumstances. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long term periods.

Capitalization Risk

Large cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investment Risk

Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Investment Style and Management Risk

The Fund’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance. In addition, the Advisor’s screening process may select investments that fail to appreciate as anticipated.

Sector Risk

At times when the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for one year, five years and since inception compared with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects management fee reductions and/or expense reimbursements by the Advisor; without such management fee reductions and/or expense reimbursements, returns would have been lower. Updated performance information, current through the most recent month end, is available by calling 1-866-420-3350.

Annual Total Returns

The 2016 year-to-date total return for the Fund through September 30, 2016 was 10.86%.

During the period shown in the bar chart above, the highest return for a calendar quarter was 21.73% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.50% (quarter ended September 30, 2011).

Average Annual Total Returns for Periods Ended December 31, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns - AlphaMark Large Cap Growth Fund	1 Year	5 Years	Since Inception	Inception Date
AlphaMark Large Cap Growth Fund Shares	(4.51%)	10.33%	11.80%	Oct. 31, 2008
AlphaMark Large Cap Growth Fund Shares | Return After Taxes on Distributions	(8.02%)	8.04%	10.08%	Oct. 31, 2008
AlphaMark Large Cap Growth Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.31%	8.33%	9.67%	Oct. 31, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	13.43%	Oct. 31, 2008